Other Expenses (Details) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Other Expenses
Foreign currency losses			€ 107	€ 56
Miscellaneous other items			23	2
Total other expenses	€ 126	€ 51	€ 130	€ 58